RECLASSIFICATIONS OF PRIOR PERIOD FIGURES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of reclassifications or changes in presentation [line items]
Interest income and finance costs	$ (6,723,000)		$ (1,296,000)
Interest income	2,167,000		341,000
Interest and accretion expense	(8,890,000)		(1,637,000)
Revenue	193,230,000		4,124,000
Refining and transportation costs	1,059,000		33,000
Operating costs	45,597,000		1,280,000
Other gains and losses	(31,000)		23,000
Proceeds from exercise of warrants	830,000	$ 1,111,500
Proceeds from exercise of options	$ 20,024,000		14,754,000
Financing activities breakdown between previously and currently presented			48,196,000
As previously presented
Disclosure of reclassifications or changes in presentation [line items]
Interest income and finance costs			(1,296,000)
Revenue			4,091,000
Operating costs			1,247,000
Other gains and losses			(211,000)
Exploration expense paid via the issuance of common shares			150,000
Changes in site closure provisions charged to exploration expense			84,000
Proceeds from issuance of common shares, net of issuance costs			34,442,000
Proceeds from exercise of warrants			14,279,000
Proceeds from exercise of options			475,000
Common share issuance costs			(1,000,000)
Grouping and disaggregation
Disclosure of reclassifications or changes in presentation [line items]
Interest income			341,000
Interest and accretion expense			(1,637,000)
Refining and transportation costs			33,000
Proceeds from issuance of common shares, net of issuance costs			33,442,000
Proceeds from exercise of options			$ 14,754,000